Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - PSU-ROIC [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock price at grant date	CAD 91.91	CAD 74.17	CAD 84.55
Expected stock price volatility	19.00%	19.00%	15.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	0.98%	0.43%	0.45%
Dividend rate	CAD 1.65	CAD 1.5	CAD 1.25
Weighted-average grant date fair value	CAD 53.19	CAD 35.11	CAD 50.87